Organization and Basis of Preparation of Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Subsidiary of Limited Liability Company or Limited Partnership, Description [Table Text Block]
As of December 31, 2012, the consolidated financial statements include the accounts of the Company and the following entities.

	Place of	Attributable	Direct/ Indirect
Name of Company	incorporation	equity interest	controlling interest

China Cablecom Ltd	British Virgin Islands	100%	Direct

China Cablecom Company Limited	Hong Kong	100%	Indirect

Heze Cablecom Network Technology Co., Ltd	PRC	100%	Indirect

Jinan Youxiantong Network Technology Co., Ltd	PRC	*	Indirect

* The Company has indirect controlling interest of Jinan Youxiantong Network Technology Co., Ltd under the contractual arrangement.

JYNT [Member]
Condensed Balance Sheet [Table Text Block]
The following table shows the Balance Sheets of JYNT as of December 31, 2012 and 2011:
	December 31, 2012	December 31, 2011
ASSETS
Current Assets:
Cash and cash equivalents	$7,384,218	$101,616
Prepaid expenses and advances	3,715	3,705
Other receivables	318,193	-
Amount due from HZNT	24,484,194	-
Total Current Assets	32,190,320	105,321

Property, plant & equipment, net	3,083	5,296
Investment in operating joint venture	-	50,378,205
Loan advances	1,322,090	-
Total Assets	$33,515,493	$50,488,822

LIABILITIES
Current Liabilities:
Other current liabilities	$2,355,778	$2,336,801
Amount due to HZNT	-	26,065,169
Amount due to China Cablecom	39,428,900	39,275,207
Amount due to Hubei Chutian	-	3,189,195
Total Liabilities	41,784,678	70,866,372

OWNERS’ EQUITY
Registered Capital	69,728	69,728
Additional paid-in capital	79,812	79,812
Accumulated deficit	(8,104,714)	(15,990,313)
Accumulated other comprehensive loss	(314,011)	(4,536,777)
Total owners’ deficiency	(8,269,185)	(20,377,550)
Total liabilities and owners’ deficiency	$33,515,493	$50,488,822

Condensed Income Statement [Table Text Block]
The following table shows the Statements of Operations of JYNT for the years ended December 31, 2012 and 2011:

	For the year ended	For the year ended
	December 31, 2012	December 31, 2011

Management fee income	$-	$4,632,022
Share of loss on operating joint ventures	-	(2,448,005)
Gain on disposal of investment	7,889,513	-
	7,889,513	2,184,017
Operating expenses
General and administrative expenses	86,883	52,673
Total operating expenses	86,883	52,673
Profit / (loss) from operations	7,802,630	2,131,344
Other income / (expenses)
Interest income	83,372	549
Interest expense	(395)	(516,130)
Forfeiture of investment fund	-	(754,979)
Provision for impairment on investment	-	(9,806,150)
Total other income / (expenses)	82,977	(11,076,710)
Profit / (loss) before income taxes	7,885,607	(8,945,366)
Income taxes expenses	(8)	(1,015,950)
Net profit / (loss)	$7,885,599	$(9,961,316)

Condensed Cash Flow Statement [Table Text Block]
The following table shows the condensed cash flows of JYNT for the years ended December 31, 2012 and 2011:

	For the year ended	For the year ended
	December 31, 2012	December 31, 2011

Net cash used in operating activities	$(51,859,748)	$(46,772)

Net cash provided by / (used in) investing activities	59,132,801	(155)

Net increase / (decrease) in cash	7,273,053	(46,927)

Effect of exchange rate changes on cash	9,549	6,077

Cash at the beginning of the period	101,616	142,466

Cash at the end of the period	$7,384,218	$101,616